UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund
The fund's portfolio
12/31/07 (Unaudited)

Key to abbreviations
FSA -- Financial Security Assurance
LOC -- Letter of Credit
RAN -- Revenue Anticipation Notes
TAN -- Tax Anticipation Notes
TRAN -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating(RAT)	Principal amount	Value

California (1.3%)
CA State RAN, 4s, 6/30/08	MIG1	$1,000,000	$1,003,057

Colorado (2.7%)
CO Hsg. Fin. Auth. VRDN (Single Family Mtge.), Ser.
C-2, Class I, 3s, 11/1/34	A-1+	2,000,000	2,000,000

Florida (4.4%)
Highlands Cnty., Hlth. Fac. Auth. VRDN (Adventist
Hlth.), Ser. A, 3.05s, 11/15/32 (Suntrust Bank (LOC))	VMIG1	400,000	400,000
Palm Beach Cnty., School Dist. TAN, 4s, 9/24/08	MIG1	1,000,000	1,004,031
Seminole Cnty., Indl. Dev. Auth. Hlth. Care Fac. VRDN
(Hospice of the Comforter), 3.08s, 12/1/25 (Fifth
Third Bank (LOC))	VMIG1	1,900,000	1,900,000
			3,304,031

Georgia (2.7%)
Fulton Cnty., Res. Care Fac. VRDN (First Mtge. -
Lenbrook), Ser. C, 3.08s, 7/1/17 (Bank of Scottland
(LOC))	A-1+	540,000	540,000
Metro. of Atlanta, Rapid Transit Auth. Commercial
Paper Ser. D, 2.86s, 5/8/08 (Dexia Credit Local (LOC))	A-1+	1,500,000	1,500,000
			2,040,000

Illinois (8.8%)
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
3.11s, 7/1/33 (Northern Trust Co. (LOC))	VMIG1	1,000,000	1,000,000
IL Fin. Auth. VRDN
(Saint Xavier U.), 3.11s, 10/1/40 (LaSalle Bank, N.A.
(LOC))	A-1+	1,920,000	1,920,000
(Lawrence Hall Youth Svcs.), 3.08s, 11/1/41 (Fifth
Third Bank (LOC))	A-1+	1,500,000	1,500,000
IL State VRDN, Ser. B, 3.01s, 10/1/33	VMIG1	2,200,000	2,200,000
			6,620,000

Indiana (11.1%)
IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum
of Art), 3.13s, 2/1/39 (Bank One, N.A. (LOC))	VMIG1	1,000,000	1,000,000
IN Hlth. Fac. Fin. Auth. VRDN
(Clark Memorial Hosp.), Ser. A, 3.08s, 4/1/24 (Bank
One, N.A. (LOC))	A-1+	800,000	800,000
(Fayette Memorial Hosp. Assn.), Ser. A, 3.03s, 10/1/32
(U.S. Bank, N.A. (LOC))	A-1+	1,940,000	1,940,000
IN Muni. Pwr. Agcy. Supply Syst. VRDN, Ser. A, 3.08s,
1/1/18 (Dexia Credit Local (LOC))	VMIG1	1,650,000	1,650,000
IN State Fin. Auth. Econ. Dev. VRDN (Northside
Christian Church), 3.12s, 12/1/32 (National City Bank
(LOC))	A-1+	1,000,000	1,000,000
Purdue U. VRDN (Student Fee)
Ser. T, 2.95s, 7/1/27	A-1+	900,000	900,000
Ser. S, 2.95s, 7/1/26	VMIG1	1,100,000	1,100,000
			8,390,000

Kansas (1.9%)
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 3.07s, 5/15/30 (JPMorgan
Chase Bank (LOC))	VMIG1	1,400,000	1,400,000

Kentucky (1.9%)
Boyle Cnty., Hosp. VRDN (Ephraim McDowell Hlth.),
3.08s, 4/1/36 (Fifth Third Bank (LOC))	VMIG1	1,400,000	1,400,000

Maryland (1.3%)
MD State Trans. Auth. VRDN (Baltimore/Washington
Arpt.), Ser. A, 3.03s, 7/1/13 (State Street Bank &
Trust Co. (LOC))	VMIG1	1,000,000	1,000,000

Massachusetts (4.6%)
Cmnwlth. of MA G.O. Commercial Paper Ser. F, 2.98s,
4/8/08 (JPMorgan Chase Bank (LOC))	A-1+	500,000	500,000

MA Hlth. & Ed. Fac. Auth. Commercial Paper (Harvard
U.), Ser. EE, 3.39s, 2/13/08	A-1+	1,500,000	1,500,000
MA Wtr. Res. Auth. Commercial Paper Ser. 99, 3.14s,
3/12/08 (State Street Bank & Trust Co. (LOC))	A-1+	1,500,000	1,500,000
			3,500,000

Michigan (2.0%)
MI State Hosp. Fin. Auth. VRDN (Hlth. Care Equip.
Loan), Ser. C, 3.15s, 12/1/32 (Fifth Third Bank (LOC))	A-1+	1,000,000	1,000,000
MI State Strategic Fund, Ltd. VRDN (Detroit Symphony),
Ser. B, 2.95s, 6/1/31 (LaSalle Bank Midwest (LOC))	VMIG1	500,000	500,000
			1,500,000

Minnesota (5.5%)
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 3.3s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC))	A-1+	1,900,000	1,900,000
New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 3.3s,
8/1/14 (Wells Fargo Bank N.A. (LOC))	VMIG1	300,000	300,000
U. of MN VRDN, Ser. C, 2.95s, 12/1/36	VMIG1	1,960,000	1,960,000
			4,160,000

Mississippi (2.4%)
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.),
2.9s, 6/1/23	VMIG1	1,800,000	1,800,000

Missouri (3.7%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(SSM Hlth. Care), Ser. C-4, FSA, 3.07s, 6/1/33	A-1+	300,000	300,000
(Deaconess Long-term Care), Ser. B, 3.07s, 5/15/30
(JPMorgan Chase Bank (LOC))	VMIG1	1,500,000	1,500,000
(St. Francis Med. Ctr.), Ser. A, 2.98s, 6/1/26 (Bank
of America, N.A. (LOC))	A-1+	1,000,000	1,000,000
			2,800,000

New Mexico (1.4%)
Farmington, Poll. Control VRDN (AZ Pub. Service Co.),
Ser. B, 2.9s, 9/1/24 (Barclays Bank PLC (LOC))	VMIG1	800,000	800,000
NM State Hosp. Equip. Loan Council VRDN (Presbyterian
Hlth. Care), Ser. B, FSA, 3.07s, 8/1/30	VMIG1	225,000	225,000
			1,025,000

New York (3.3%)
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (Ctr. For
Addiction / Substance Abuse), 3.08s, 3/1/20 (Chase
Manhattan Bank (LOC))	A-1+	1,155,000	1,155,000
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B-1,
5s, 6/1/08	AA-	1,310,000	1,316,869
			2,471,869

North Carolina (2.7%)
NC Cap. Fac. Commercial Paper (Duke U.), Ser. A1/A2,
3.28s, 3/5/08	A-1+	2,000,000	2,000,000

Ohio (6.2%)
Cuyahoga Cnty., Hosp. VRDN (Metro Hlth. Syst.), 3.16s,
2/1/35 (National City Bank (LOC))	VMIG1	2,000,000	2,000,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 3.13s, 1/1/34 (Barclays Bank
PLC (LOC))	VMIG1	650,000	650,000
OH State Higher Edl. Fac. VRDN (Cleveland Inst.
Music), 3.12s, 5/1/30 (National City Bank (LOC))	VMIG1	2,000,000	2,000,000
			4,650,000

Pennsylvania (7.0%)
Allegheny Cnty., Hosp. Dev. Auth. VRDN (Children's
Hosp. of Pittsburgh), Ser. A
3.11s, 6/1/35 (Citizens Bank of PA (LOC))	VMIG1	150,000	150,000
3.08s, 6/1/09 (PNC Bank, N.A., (LOC))	A-1+	600,000	600,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 3.1s, 1/1/35 (Barclays Bank
PLC (LOC))	VMIG1	1,500,000	1,500,000
Montgomery Cnty., Indl. Dev. Auth. Commercial Paper
(Exelon), Ser. 94-A, 3.14s, 3/12/08 (BNP Paribas (LOC))	A-1+	2,000,000	2,000,000
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth.
VRDN, Ser. A, FSA, 3.09s, 11/1/38	VMIG1	1,000,000	1,000,000
			5,250,000

Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.
Fac. Board VRDN (Ensworth School), 3.07s, 12/1/27
(Suntrust Bank (LOC))	VMIG1	580,000	580,000

Texas (4.0%)
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 3.01s,
8/1/35	A-1+	2,000,000	2,000,000
TX State TRAN, 4 1/2s, 8/28/08	MIG1	1,000,000	1,005,116

			3,005,116

Virginia (1.7%)
Clarke Cnty., Indl. Dev. Auth. Hosp. Facs. VRDN
(Winchester Med. Ctr., Inc.), FSA, 3s, 1/1/30	VMIG1	1,300,000	1,300,000

Washington (8.8%)
Energy Northwest Elec. VRDN (No. 3), Ser. D-3-1, FSA,
3.06s, 7/1/18	VMIG1	775,000	775,000
WA State Higher Ed. Fac. Auth. Rev. Bonds (U. of Puget
Sound), Ser. A, 5s, 10/1/30 (Bank of America, N.A.
(LOC))	Aaa	1,250,000	1,264,003
WA State Hlth. Care Fac. Auth. VRDN (Multicare Hlth.
Syst.), Ser. D, FSA, 2.96s, 8/15/41	VMIG1	300,000	300,000
WA State Hlth. Care Fac. Auth. Lease VRDN (National
Hlth. Care Research & Ed.), 3.15s, 1/1/32 (BNP Paribas
(LOC))	VMIG1	2,700,000	2,700,000
WA State Hsg. Fin. Comm. VRDN (Northwest School),
3.1s, 6/1/32 (Bank of America, N.A. (LOC))	VMIG1	1,600,000	1,600,000
			6,639,003

Wisconsin (3.6%)
Madison, Metro. School Dist. TRAN, 4s, 9/5/08	MIG1	1,000,000	1,003,022
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), Ser. B, 3.07s, 8/15/33 (U.S.
Bank, N.A. (LOC))	VMIG1	1,700,000	1,700,000
			2,703,022

Wyoming (5.6%)
Gillette, Poll. Control VRDN, 3.01s, 1/1/18 (Barclays
Bank PLC (LOC))	VMIG1	2,400,000	2,400,000
Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.),
2.9s, 12/1/22	VMIG1	1,800,000	1,800,000
			4,200,000

TOTAL INVESTMENTS

Total investments (cost $74,741,098)(b)			$74,741,098

NOTES

(a) Percentages indicated are based on net assets of $75,351,875.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The rates shown on VRDN are the current interest rates at December 31, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at December 31, 2007 (as a percentage of net assets):

Financial	32.7%
Health care	12.8
Education	11.6
Utilities and Power	10.7

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2008